Earnings per share (Details) € / shares in Units, € in Millions, shares in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 USD ($) shares	Mar. 31, 2018 EUR (€) € / shares shares	Mar. 31, 2017 USD ($) shares	Mar. 31, 2017 EUR (€) € / shares shares	Mar. 31, 2016 USD ($) shares	Mar. 31, 2016 EUR (€) € / shares shares
Weighted average number of shares for diluted earnings per share
Weighted average number of shares for basic earnings per share (in shares) | shares	27,770	27,770	27,971	27,971	26,692	26,692
Effect of dilutive potential shares: restricted shares and share options (in shares) | shares	87	87
Weighted average number of shares for diluted earnings per share (in shares) | shares	27,857	27,857	27,971	27,971	26,692	26,692
Earnings/(loss) for basic and diluted earnings per share
Earnings/(loss) for earnings per share from continuing operations	$ 4,408	€ 4,757	$ (2,190)	€ (1,972)	$ (5,410)	€ (5,127)
(Loss)/earnings for earnings per share from discontinued operations	(1,969)	(1,969)	(4,107)	(4,107)	5	5
Profit/(loss) for the financial year	$ 2,439	€ 2,788	$ (6,297)	€ (6,079)	$ (5,405)	€ (5,122)
Basic earnings/(loss) per share
Basic earnings/(loss) per share from continuing operations		€ 0.1587		€ (0.0783)		€ (0.2027)
Basic (loss)/earnings per share from discontinued operations		(0.0709)		(0.1468)		0.0002
Basic earnings/(loss) per share (in eurocents per share)		0.0878		(0.2251)		(0.2025)
Diluted earnings/(loss) per share
Diluted earnings/(loss) per share from continuing operations		0.1582		(0.0783)		(0.2027)
Diluted (loss)/earnings per share from discontinued operations		(0.0706)		(0.1468)		0.0002
Diluted earnings/(loss) per share (in eurocents per share)		€ 0.0876		€ (0.2251)		€ (0.2025)